PROPERTY EQUIPMENT AND LEASEHOLD IMPROVEMENTS NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Equipment and Leasehold Improvements [Member]
Depreciation expense	$ 959,145	$ 734,358